Information on remuneration - Number of performance shares (holdings) (Detail)	12 Months Ended
	Dec. 31, 2017
Performance share plans [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	293,826
Number of share options granted in share-based payment arrangement	123,424
Number of share options awarded dividend shares	8,152
Number of share options exercised in share-based payment arrangement	101,292
Outstanding at end of year	332,006
Board of management [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	476,200
Outstanding at end of year	333,670
F.A. van Houten [Member] | Performance share plans [Member] | Vesting date 2017-04-28 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	65,299
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	0
Number of share options exercised in share-based payment arrangement	69,544
Outstanding at end of year	0
Vesting date	Apr. 28, 2017
F.A. van Houten [Member] | Performance share plans [Member] | Vesting date 2018-05-05 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	58,636
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	1,476
Number of share options exercised in share-based payment arrangement	0
Outstanding at end of year	60,112
Vesting date	May 05, 2018
F.A. van Houten [Member] | Performance share plans [Member] | Vesting date 2019-04-29 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	61,336
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	1,544
Number of share options exercised in share-based payment arrangement	0
Outstanding at end of year	62,880
Vesting date	Apr. 29, 2019
F.A. van Houten [Member] | Performance share plans [Member] | Vesting date 2020-05-11 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	0
Number of share options granted in share-based payment arrangement	73,039
Number of share options awarded dividend shares	1,839
Number of share options exercised in share-based payment arrangement	0
Outstanding at end of year	74,878
Vesting date	May 11, 2020
A. Bhattacharya [Member] | Performance share plans [Member] | Vesting date 2017-04-28 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	11,830	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	0
Number of share options exercised in share-based payment arrangement	12,598
Outstanding at end of year	0
Vesting date	Apr. 28, 2017
A. Bhattacharya [Member] | Performance share plans [Member] | Vesting date 2018-05-05 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	12,476	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	314
Number of share options exercised in share-based payment arrangement	0
Outstanding at end of year	12,790
Vesting date	May 05, 2018
A. Bhattacharya [Member] | Performance share plans [Member] | Vesting date 2019-04-29 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	27,571
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	694
Number of share options exercised in share-based payment arrangement	0
Outstanding at end of year	28,265
Vesting date	Apr. 29, 2019
A. Bhattacharya [Member] | Performance share plans [Member] | Vesting date 2020-05-11 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	0
Number of share options granted in share-based payment arrangement	31,822
Number of share options awarded dividend shares	801
Number of share options exercised in share-based payment arrangement	0
Outstanding at end of year	32,623
Vesting date	May 11, 2020
M.J. van Ginneken [Member] | Performance share plans [Member] | Vesting date 2017-04-28 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	16,267	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	0
Number of share options exercised in share-based payment arrangement	19,150
Outstanding at end of year	0
Vesting date	Apr. 28, 2017
M.J. van Ginneken [Member] | Performance share plans [Member] | Vesting date 2018-05-05 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	18,714	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	471
Number of share options exercised in share-based payment arrangement	0
Outstanding at end of year	19,185
Vesting date	May 05, 2018
M.J. van Ginneken [Member] | Performance share plans [Member] | Vesting date 2019-04-29 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	21,697	[1]
Number of share options granted in share-based payment arrangement	0
Number of share options awarded dividend shares	546
Number of share options exercised in share-based payment arrangement	0
Outstanding at end of year	22,243
Vesting date	Apr. 29, 2019
M.J. van Ginneken [Member] | Performance share plans [Member] | Vesting date 2020-05-11 [Member]
Information on remuneration [Line items]
Outstanding at beginning of year	0
Number of share options granted in share-based payment arrangement	18,563	[1]
Number of share options awarded dividend shares	467
Number of share options exercised in share-based payment arrangement	0
Outstanding at end of year	19,030
Vesting date	May 11, 2020

[1]	Awarded before date of appointment as a member of the Board of Management